Other Information (Detail Textuals) $ / shares in Units, € in Thousands, $ in Thousands		12 Months Ended
	Aug. 09, 2016 USD ($)	Dec. 31, 2017 EUR (€) Agreement	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 USD ($)	Aug. 31, 2016 $ / shares shares
Purchase agreement PEAK6
Disclosure of transactions between related parties [line items]
Number of share issued | shares						5,000,000
Share issued price per share | shares						1.55
Warrant issued to purchase number of common stock | shares						7,500,000
Exercise Price Of Warrants Or Rights | $ / shares						$ 1.74
Management services agreement peak6
Disclosure of transactions between related parties [line items]
Professional fees for the services rendered | $	$ 1,500
Quarterly amount of management fee | $	$ 375
Term of agreement	5 years
Affinitas GmbH | Affinitas and rocket internet se agreement
Disclosure of transactions between related parties [line items]
Number of Agreements | Agreement		2
Professional fees for the services rendered		€ 13	€ 22	€ 36
Professional fees payable		€ 5	0
Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percentage of share held by Rocket Internet SE		25.00%
Stakeholders and officers of affinitas | Loan agreement
Disclosure of transactions between related parties [line items]
Amount of loan		€ 5,850	5,850
Interest incurred on loan		130	€ 130
MLLNNL LLC
Disclosure of transactions between related parties [line items]
Professional fees for the services rendered		50
Peak6 | Management services agreement peak6
Disclosure of transactions between related parties [line items]
Consideration for the termination of agreement		€ 2,000			$ 2,400